Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related parties
Schedule of balances with related parties
	December 31, 2024
	Other receivables (i)	Trade receivables (note 9 and 20c)	Indemni-fication asset (note 21c)	Other liabilities (ii)	Suppliers (note 15)	Bonds (note 14)
Cogna Educação S.A.	-	-	150,326	420	-	762,005
Editora Ática S.A.	12,377	11,441	-	25,489	5,609	-
Editora e Distribuidora Educacional S.A.	29	455	-	1,337	-	-
Editora Scipione S.A.	13	1,650	-	-	165	-
Maxiprint Editora Ltda.	-	15,756	-	-	-	-
Saber Serviços Educacionais S.A.	-	175	-	-	-	-
Saraiva Educação S.A.	1,030	5,944	-	440	432	-
SGE Material Didatico Ltda.	-	-	-	-	658	-
Somos Idiomas S.A.	79	1,917	-	2	1,004	-
Anhanguera Participações S.A.	17	441	-	2,633	-	-
Others	168	-	-	2	-	-
	13,714	37,779	150,326	30,322	7,868	762,005

(i)	Refers substantially to accounts receivable generated from sharing costs e.g. IT services shared by the Company to Cogna Group.
(ii)	Refers substantially to accounts payable by sharing expenses e.g. property leasing, personnel and IT licenses shared with Cogna Group

	December 31, 2023
	Other receivables	Trade receivables (note 9 and 20c)	Indemnification asset (note 21c)	Other liabilities	Suppliers (note 15)	Bonds (note 14)
Cogna Educação S.A.	-	-	203,942	2,696	-	263,904
Editora Ática S.A.	4,424	6,536	-	12,334	6,286	-
Editora E Distribuidora Educacional S.A.	1,256	477	-	-	-	-
Editora Scipione S.A.	87	2,112	-	-	40	-
Maxiprint Editora Ltda.	1	4,659	-	-	-	-
Saraiva Educação S.A.	1,099	3,495	-	19	4,262	-
Somos Idiomas S.A.	146	2	-	-	-	-
Others	144	856	-	11	659	-
	7,157	18,137	203,942	15,060	11,247	263,904

Schedule of transactions with related parties
	Year ended December 31, 2024				Year ended December 31, 2023				Year ended December 31, 2022
Transactions held:	Revenues	Finance costs note 14	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs	Cost Sharing (note 20d)	Sublease (note 20f)
Cogna Educação S.A.	-	63,494	-	-	-	42,242	-	-	-	36,573	-	-
Editora Atica S.A.	23,934	-	57,978	8,535	12,833	-	43,452	9,700	16,286	-	5,757	8,551
Editora E Distribuidora Educacional SA.	606	-	-	-	622	-	-	-	-	-	29,475	-
Editora Scipione SA.	4,073	-	-	-	3,781	-	-	-	3,096	-	-	-
Maxiprint Editora Ltda.	30,809	-	-	-	9,884	-	-	-	6,665	-	-	-
Saber Serviços Educacionais S.A.	-	-	-	-	-	-	-	-	41	-	-	-
Saraiva Educacao SA.	11,362	-	-	1,605	5,613	-	-	2,775	4,090	-	-	1,905
Somos Idiomas Ltda	-	-	-	-	-	-	-	596	641	-	-	2,591
SSE Serviços Educacionais Ltda.	-	-	-	-	1,830	-	-	-	863	-	-	-
Others	346	-	-	-	-	-	-	-	-	-	-	-
	71,130	63,494	57,978	10,140	34,563	42,242	43,452	13,071	31,682	36,573	35,232	13,047

Schedule of commercial lease and sublease agreements with related parties

i. Commercial lease agreement

Lessee Entity	Counterparty to lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$38	60 months from the agreement date	Inflation index	Pernambuco (Recife)

ii. Commercial sublease agreement

Entity (Sublessor)	Counterparty to the sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
1Editora e Distribuidora Educacional S.A. (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 596	September 30, 2025.	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$827	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 53	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S.A (“Saraiva”)	R$ 207	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)

Schedule of key management personnel compensation expenses
	December 31, 2024	December 31, 2023	December 31, 2022
Short-term employee benefits	7,082	10,482	10,786
Share-based compensation plan	5,487	7,532	9,640
	12,569	18,014	20,426